SCHEDULE OF DEFERRED REVENUE (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue And Deferred Revenue
Deferred revenue, beginning	$ 140,088	$ 131,794
Customer payments received attributable to contract liabilities for unearned revenue	19,726	141,126
Revenue recognized from fulfilling contract liabilities	(105,352)	(132,832)
Deferred revenue, ending	$ 54,462	$ 140,088